Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 94.4%
General Obligation Bonds - 2.5%
850,000	California, State of (SIFMA Municipal Swap Index + 0.38%)	0.43%	12/01/2027	850,240
2,425,000	Chicago Illinois Park District	4.00%	01/01/2034	2,839,315
1,125,000	Detroit City Michigan School District	5.00%	05/01/2039	1,423,572
				5,113,127
Revenue Bonds - 91.9%
1,000,000	American Municipal Power Ohio, Inc.	4.00%	02/15/2044	1,138,014
4,985,000	Arizona Board of Rights State University Systems	5.00%	07/01/2025	5,831,065
1,200,000	Arizona Industrial Development Authority	4.00%	07/01/2041	1,284,934
2,250,000	Atlanta Georgia Airport Revenue	5.00%	01/01/2027	2,276,352
3,000,000	Aurora Colorado Water Revenue	5.00%	08/01/2041	3,634,781
2,250,000	Austin, Texas	7.88%	09/01/2026	2,274,804
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	1,156,850
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,760,888
1,500,000	Baltimore County Maryland	4.00%	01/01/2045	1,712,593
1,950,000	Bay Area Water Supply & Conservation Agency	5.00%	10/01/2034	2,079,932
750,000	Buffalo New York Sewer Authority	4.00%	06/15/2051	844,931
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	671,487
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	549,391
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,261,974
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,252,814
4,360,000	California Infrastructure & Economic Development Bank (SIFMA Municipal Swap Index + 0.35%)	0.40%	08/01/2047	4,376,519
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,336,069
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,714,081
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,382,367
1,020,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2032	1,196,691
2,250,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2045	2,598,505
6,450,000	Charlotte-Mecklenburg North Carolina Hospital Authority	5.00%	01/15/2031	6,537,190
1,500,000	Colorado Health Facilities Authority	4.00%	12/01/2040	1,727,532
1,000,000	Connecticut State Clean Water Fund	4.00%	02/01/2035	1,187,673
1,500,000	Connecticut State Clean Water Fund	5.00%	05/01/2036	1,810,217
3,000,000	Dallas-Fort Worth Texas International Airport	5.25%	11/01/2030	3,287,185
3,000,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2039	3,538,742
2,250,000	Du Page County, Illinois	3.00%	05/15/2047	2,297,922
1,320,000	East Chicago Sanitary District	4.00%	07/15/2031	1,414,602
2,000,000	Florida Development Finance Corp.	4.00%	11/15/2034	2,450,714
2,375,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2042	2,739,871
2,500,000	Grand Forks County North Dakota^	7.00%	12/15/2043	2,516,455
2,500,000	Grand Forks County North Dakota^	9.00%	06/15/2044	2,507,063
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	707,340
1,405,000	Hartford County Connecticut Metropolitan District Clean Water Project	5.00%	11/01/2036	1,576,915
1,000,000	Illinois Finance Authority (1 Month LIBOR USD + 0.50%)	0.56%	11/01/2034	1,000,007
2,230,000	Illinois Finance Authority	4.00%	08/15/2037	2,671,886
5,000,000	Lakeland Florida Hospital System	5.00%	11/15/2040	5,644,714
3,000,000	Lancaster County Pennsylvania Solid Waste Management Authority	5.25%	12/15/2031	3,324,165
3,470,000	Los Angeles County California Metropolitan Transportation Authority	5.00%	07/01/2038	4,240,119
970,000	Maricopa County Arizona Industrial Development Authority (SIFMA Municipal Swap Index + 0.38%)	0.43%	01/01/2035	970,554
1,275,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,455,481
1,000,000	Massachusetts Port Authority	5.00%	07/01/2037	1,286,956
5,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities	5.00%	07/01/2040	5,894,666
135,000	Metropolitan Pier & Exposition Authority+	2.15%	12/15/2031	109,069
270,000	Metropolitan Pier & Exposition Authority+	2.68%	06/15/2034	202,870
135,000	Metropolitan Pier & Exposition Authority+	2.79%	06/15/2035	98,646
175,000	Metropolitan Pier & Exposition Authority+	2.88%	06/15/2037	120,179
1,175,000	Metropolitan Pier & Exposition Authority+	3.37%	12/15/2038	770,188
375,000	Metropolitan Pier & Exposition Authority+	3.37%	12/15/2051	161,332
590,000	Metropolitan Pier & Exposition Authority+	3.52%	12/15/2052	246,078
3,230,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2053	3,649,250
1,955,000	Metropolitan Transportation Authority	5.25%	11/15/2033	2,428,479
1,050,000	Metropolitan Transportation Authority	5.00%	11/15/2035	1,268,018
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2037	5,871,409
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,569,364
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,980,418
1,500,000	Miami-Dade County Florida Water & Sewer System	4.00%	10/01/2039	1,795,134
2,540,000	Monroeville Pennsylvania Finance Authority	4.25%	02/15/2042	2,617,996
2,075,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,595,703
2,110,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	2,110,976
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	2,068,899
1,000,000	New York City Water & Sewer System	5.00%	06/15/2047	1,198,168
2,425,000	New York Liberty Development Corp.	4.00%	09/15/2035	2,460,447
3,000,000	New York Liberty Development Corp.	5.00%	09/15/2040	3,060,564
2,000,000	New York Liberty Development Corp.	5.00%	12/15/2041	2,017,447
1,000,000	New York State Dormitory Authority	5.00%	07/01/2050	1,127,509
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,506,762
5,000,000	New York State Housing Finance Agency	0.75%	11/01/2025	5,003,583
1,429,507	New York State Housing Finance Agency	1.65%	05/15/2039	1,395,908
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	1,032,360
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	0.45%	01/01/2052	1,501,712
2,500,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	3,072,936
2,000,000	Pompano Beach, City of Florida	3.50%	09/01/2035	2,153,454
1,500,000	Portland Maine General Airport Revenue	4.00%	01/01/2038	1,710,802
1,500,000	Regional Transportation Authority	5.00%	06/01/2031	1,675,013
1,500,000	San Francisco, California City & County Airports Common International Airport	4.00%	05/01/2037	1,786,253
5,000,000	San Francisco, California City & County Airports Common International Airport#	0.05%	05/01/2058	5,000,000
1,200,000	Tampa Florida Hospital Revenue	4.00%	07/01/2039	1,392,030
1,000,000	Tampa Florida Hospital Revenue	4.00%	07/01/2045	1,138,092
5,000,000	University Colorado Hospital Authority#	0.04%	11/15/2035	5,000,000
2,635,000	Upper Santa Clara Valley California Joint Powers Authority	4.00%	08/01/2045	2,912,008
2,246,099	Utah Housing Corp.	2.50%	08/21/2051	2,337,653
2,250,000	Virginia Small Business Financing Authority	4.00%	01/01/2036	2,582,616
1,650,000	Wayne County Michigan Airport Authority	5.00%	12/01/2034	2,188,371
1,685,000	Wayne County Michigan Airport Authority	5.00%	12/01/2036	2,220,428
				186,261,135
Total Municipal Bonds (Cost $188,732,880)				191,374,262

Shares
Short-Term Investments - 3.7%
Money Market Funds - 3.7%
7,466,653	First American Government Obligations Fund - Class Z, 0.02%*			7,466,653
Total Short-Term Investments (Cost $7,466,653)				7,466,653
Total Investments - 98.1% (Cost $196,199,533)				198,840,915
Other Assets in Excess of Liabilities - 1.9%				3,934,117
NET ASSETS - 100.0%				$202,775,032

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.